As filed with the Securities and Exchange Commission on March 1, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 – December 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Semi-Annual Report
December 31, 2022
(Unaudited)
Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2022
1

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2022
2

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2022
3

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2022
4

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2022
5

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS
December 31, 2022
6
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com. As stated in the Fund’s prospectus, the annual operating expense ratios (gross)
for Investor Shares, A Shares and Institutional Shares are 1.08%, 1.65% and 1.08%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and
Institutional Shares, respectively, through October 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
-4.52% 6.98% 8.77% 7.43%
S&P 500® Index (Since July 9, 1999)
-18.11% 9.42% 12.56% 6.37%
A Shares (with sales charge)
(2)(3)
-10.31% 5.40% 7.92% 7.07%
Institutional Shares
(3)
-4.40% 7.14% 8.98% 7.52%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares and A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the
Institutional Shares and A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022
7
See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 88.9%
Common Stock - 88.9%
Communications - 0.5%
23,300 America Movil SAB de CV, ADR $ 435,060
1,719 Cisco Systems, Inc. 81,893
7,119 Telefonica SA, ADR 25,415
93,168 Warner Bros Discovery, Inc.
(a)
883,233
1,425,601
Consumer Cyclical - 1.5%
2,076 Alibaba Group Holding, Ltd., ADR
(a)
182,875
1,241 Booking Holdings, Inc.
(a)
2,500,962
14,025 DR Horton, Inc. 1,250,189
3,934,026
Consumer Discretionary - 6.3%
116,618 Arcos Dorados Holdings, Inc., Class A 974,926
34,000 Becle SAB de CV 73,440
44,408 Comcast Corp., Class A 1,552,948
15,650 CVS Health Corp. 1,458,423
100 Domino's Pizza, Inc. 34,640
16,250 General Motors Co. 546,650
13,500 Grand Canyon Education, Inc.
(a)
1,426,410
200,501 Lincoln Educational Services Corp.
(a)
1,160,901
17,725 Lowe's Cos., Inc. 3,531,529
4,756 McDonald's Corp. 1,253,349
46,302 Sally Beauty Holdings, Inc.
(a)
579,701
3,870 The Home Depot, Inc. 1,222,378
12,850 Walmart, Inc. 1,822,001
4,550 Yum China Holdings, Inc. 248,658
7,050 Yum! Brands, Inc. 902,964
16,788,918
Consumer Staples - 15.9%
65,455 Altria Group, Inc. 2,991,948
47,955 British American Tobacco PLC, ADR 1,917,241
13,200 Coca-Cola HBC AG, ADR
(a)
312,180
3,135 Diageo PLC, ADR 558,626
50,327 Molson Coors Beverage Co., Class B 2,592,847
34,800 Monster Beverage Corp.
(a)
3,533,244
41,895 PepsiCo., Inc. 7,568,751
84,525 Philip Morris International, Inc. 8,554,775
37,544 The Coca-Cola Co. 2,388,174
195,126 The Kroger Co. 8,698,717
3,140 The Procter & Gamble Co. 475,898
54,421 Unilever PLC, ADR 2,740,097
42,332,498
Energy - 3.9%
136,810 BP PLC, ADR 4,778,773
7,430 Chevron Corp. 1,333,611
13,600 ConocoPhillips 1,604,800
7,800 Phillips 66 811,824
14,415 Valero Energy Corp. 1,828,687
10,357,695
Financials - 20.5%
53,260 Aflac, Inc. 3,831,524
49,495 American International Group, Inc. 3,130,064
2,480 Ameriprise Financial, Inc. 772,198
201,099 Bank of America Corp. 6,660,399
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,110,750
60,674 Central Pacific Financial Corp. 1,230,469
25,975 Citigroup, Inc. 1,174,849
5,616 Colliers International Group, Inc. 516,897
5,616 FirstService Corp. 688,241
46,668 Franklin Resources, Inc. 1,231,102
2,025 Marsh & McLennan Cos., Inc. 335,097
38,815 Mastercard, Inc., Class A 13,497,140
Shares Security Description Value
Financials - 20.5% (continued)
1,100 PayPal Holdings, Inc.
(a)
$ 78,342
1,700 Ryan Specialty Holdings, Inc.
(a)
70,567
149,625 The Bank of New York Mellon Corp. 6,810,930
11,068 The Travelers Cos., Inc. 2,075,139
3,200 U.S. Bancorp 139,552
15,249 Unum Group 625,666
30,100 Visa, Inc., Class A 6,253,576
6,200 Wells Fargo & Co. 255,998
54,488,500
Health Care - 26.0%
31,284 Abbott Laboratories 3,434,670
3,663 AbbVie, Inc. 591,978
4,950 Becton Dickinson and Co. 1,258,785
9,595 Biogen, Inc.
(a)
2,657,048
13,990 Cigna Corp. 4,635,447
18,226 Elevance Health, Inc. 9,349,391
990 Embecta Corp. 25,037
40,108 Johnson & Johnson 7,085,078
80,518 Medtronic PLC 6,257,859
72,354 Merck & Co., Inc. 8,027,676
8,370 Organon & Co. 233,774
6,282 Pfizer, Inc. 321,890
16,397 Quest Diagnostics, Inc. 2,565,147
36,212 UnitedHealth Group, Inc. 19,198,878
903 Viatris, Inc. 10,050
26,750 Zimmer Biomet Holdings, Inc. 3,410,625
69,063,333
Industrials - 4.1%
30,135 CAE, Inc.
(a)
582,811
1,240 Caterpillar, Inc. 297,054
119,491 Corning, Inc. 3,816,542
3,695 FedEx Corp. 639,974
49,482 Gates Industrial Corp. PLC
(a)
564,590
85,521 Manitex International, Inc.
(a)
342,084
26,700 Raytheon Technologies Corp. 2,694,564
2,780 The Boeing Co.
(a)
529,562
2,924 The Greenbrier Cos., Inc. 98,042
7,440 United Parcel Service, Inc., Class B 1,293,370
10,858,593
Information Technology - 6.7%
38,720 Alphabet, Inc., Class A
(a)
3,416,265
18,125 Cognizant Technology Solutions Corp.,
Class A 1,036,569
19,000 Forrester Research, Inc.
(a)
679,440
3,155 Meta Platforms, Inc., Class A
(a)
379,673
51,022 Microsoft Corp. 12,236,096
100 MSCI, Inc. 46,517
17,794,560
Materials - 3.3%
14,225 Celanese Corp., Class A 1,454,364
28,458 Corteva, Inc. 1,672,761
28,458 Dow, Inc. 1,433,999
25,464 DuPont de Nemours, Inc. 1,747,594
2,149 International Flavors & Fragrances, Inc. 225,301
25,505 LyondellBasell Industries NV, Class A 2,117,680
4,980 The Mosaic Co. 218,473
8,870,172
Transportation - 0.2%
2,610 Union Pacific Corp. 540,453
Total Common Stock (Cost $92,535,930) 236,454,349
Total Equity Securities (Cost $92,535,930) 236,454,349

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 2.4%
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 $ 298,500
Financials - 0.5%
500,000 JPMorgan
Chase & Co.
(callable at
100 )
(b)(c)
7.02  11/01/22 493,925
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
7.47  11/10/22 487,485
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 326,038
1,307,448
Total Corporate Non-Convertible Bonds (Cost
$1,756,522) 1,605,948
U.S. Government & Agency Obligations - 1.8%
U.S. Treasury Securities - 1.8%
250,000 U.S. Treasury
Bill
(d)
3.56  01/12/23 249,783
2,000,000 U.S. Treasury
Bill
(d)
4.25  03/23/23 1,981,407
100,000 U.S. Treasury
Bill
(d)
4.50  05/04/23 98,492
2,500,000 U.S. Treasury
Bill
(d)
4.03  09/07/23 2,425,000
4,754,682
Total U.S. Government & Agency Obligations
(Cost $4,762,189) 4,754,682
Total Fixed Income Securities (Cost
$6,518,711) 6,360,630
Investments, at value - 91.3% (Cost $99,054,641) $ 242,814,979
Other Assets & Liabilities, Net - 8.7% 23,105,703
Net Assets - 100.0% $ 265,920,682
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2022.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 990,541 $ 435,060 $ – $ 1,425,601
Consumer Cyclical 3,934,026 – – 3,934,026
Consumer Discretionary 16,788,918 – – 16,788,918
Consumer Staples 42,332,498 – – 42,332,498
Energy 10,357,695 – – 10,357,695
Financials 54,488,500 – – 54,488,500
Health Care 69,063,333 – – 69,063,333
Industrials 10,858,593 – – 10,858,593
Information Technology 17,794,560 – – 17,794,560
Materials 8,870,172 – – 8,870,172
Transportation 540,453 – – 540,453
Corporate Non-
Convertible Bonds – 1,605,948 – 1,605,948
U.S. Government &
Agency Obligations – 4,754,682 – 4,754,682
Investments at Value $ 236,019,289 $ 6,795,690 $ – $ 242,814,979
PORTFOLIO HOLDINGS
% of Total Net Assets
Communications 0.5%
Consumer Cyclical 1.5%
Consumer Discretionary 6.3%
Consumer Staples 15.9%
Energy 3.9%
Financials 20.5%
Health Care 26.0%
Industrials 4.1%
Information Technology 6.7%
Materials 3.3%
Transportation 0.2%
Corporate Non-Convertible Bonds 0.6%
U.S. Government & Agency Obligations 1.8%
Other Assets & Liabilities, Net 8.7%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022
9
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $99,054,641) $ 242,814,979
Cash 23,509,742
Receivables:
Fund shares sold 83,122
Dividends and interest 502,293
Prepaid expenses 22,763
Total Assets
266,932,899
LIABILITIES
Payables:
Fund shares redeemed 645,480
Distributions payable 166,998
Accrued Liabilities:
Investment Adviser fees 138,641
Trustees’ fees and expenses 33
Fund services fees 26,875
Other expenses 34,190
Total Liabilities
1,012,217
NET ASSETS
$ 265,920,682
COMPONENTS OF NET ASSETS
Paid-in capital $ 122,322,226
Distributable Earnings 143,598,456
NET ASSETS
$ 265,920,682
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,614,656
A Shares 62,805
Institutional Shares 4,586,644
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $143,566,788) $ 25.57
A Shares (based on net assets of $1,651,589) $ 26.30
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 27.90
Institutional Shares (based on net assets of $120,702,305) $ 26.32
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2022
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $348) $ 2,567,233
Interest income 417,967
Total Investment Income
2,985,200
EXPENSES
Investment Adviser fees 1,051,408
Fund services fees 169,014
Transfer agent fees:
Investor Shares 28,002
A Shares 492
Institutional Shares 5,702
Distribution fees:
A Shares 2,110
Custodian fees 13,866
Registration fees:
Investor Shares 9,148
A Shares 2,375
Institutional Shares 8,260
Professional fees 24,188
Trustees' fees and expenses 5,254
Other expenses 114,066
Total Expenses 1,433,885
Fees waived
(292,514)
Net Expenses
1,141,371
NET INVESTMENT INCOME
1,843,829
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(131,527)
Foreign currency transactions
12
Net realized loss
(131,515)
Net change in unrealized appreciation (depreciation) on investments
11,386,437
NET REALIZED AND UNREALIZED GAIN
11,254,922
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 13,098,751

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2022
For the Year
Ended
June 30, 2022
OPERATIONS Shares Shares
Net investment income $ 1,843,829 $ 2,802,191
Net realized gain (loss) (131,515) 5,374,197
Net change in unrealized appreciation (depreciation) 11,386,437 (18,353,028)
Increase (Decrease) in Net Assets Resulting from
Operations
13,098,751 (10,176,640)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (4,255,878) (3,650,878)
A Shares (36,009) (39,990)
Institutional Shares (3,466,460) (2,962,207)
Total Distributions Paid
(7,758,347) (6,653,075)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 3,342,317 130,649 17,845,684 654,788
A Shares – – 12,724 485
Institutional Shares 6,988,212 263,698 6,388,132 229,916
Reinvestment of distributions:
Investor Shares 3,985,471 153,380 3,486,919 127,842
A Shares 35,720 1,336 39,492 1,425
Institutional Shares 3,367,859 125,981 2,860,173 102,095
Redemption of shares:
Investor Shares (7,911,482) (308,611) (13,444,920) (497,940)
A Shares (131,522) (5,051) (708,337) (25,187)
Institutional Shares (3,767,656) (143,386) (7,253,207) (261,439)
Redemption fees:
Investor Shares
1,533
–
3,856
–
A Shares
11
–
43
–
Institutional Shares
1,164
–
2,934
–
Increase in Net Assets from Capital Share Transactions 5,911,627 217,996 9,233,493 331,985
Increase (Decrease) in Net Assets 11,252,031 (7,596,222)
NET ASSETS
Beginning of Period
254,668,651 262,264,873
End of Period
$ 265,920,682 $ 254,668,651

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 25.05 $ 26.69 $ 20.39 $ 22.34 $ 22.25 $ 21.95
INVESTMENT OPERATIONS
Net investment income (a) 0.17 0.27 0.27 0.29 0.28 0.26
Net realized and unrealized gain
(loss)
1.12 (1.22) 6.59 (0.87) 1.18 1.28
Total from Investment Operations
1.29 (0.95) 6.86 (0.58) 1.46 1.54
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.33) (0.28) (0.30) (0.29) (0.30) (0.25)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.77) (0.69) (0.56) (1.37) (1.37) (1.24)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 25.57 $ 25.05 $ 26.69 $ 20.39 $ 22.34 $ 22.25
TOTAL RETURN
5.13%(c) (3.77)% 34.03% (3.17)% 7.08% 6.97%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 143,567 $ 141,242 $ 142,915 $ 113,810 $ 137,995 $ 161,032
Ratios to Average Net Assets:
Net investment income 1.35%(d) 0.99% 1.13% 1.34% 1.25% 1.14%
Net expenses 0.92%(d) 0.92% 0.92% 0.95% 0.98% 0.98%
Gross expenses (e) 1.09%(d) 1.08% 1.09% 1.10% 1.11% 1.10%
PORTFOLIO TURNOVER RATE 0%(c) 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
A SHARES
NET ASSET VALUE, Beginning of
Period
$ 25.60 $ 27.20 $ 20.76 $ 22.70 $ 22.56 $ 22.23
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.18 0.19 0.23 0.22 0.20
Net realized and unrealized gain
(loss)
1.15 (1.25) 6.72 (0.89) 1.21 1.29
Total from Investment Operations
1.28 (1.07) 6.91 (0.66) 1.43 1.49
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.14) (0.12) (0.21) (0.20) (0.22) (0.17)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.58) (0.53) (0.47) (1.28) (1.29) (1.16)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 26.30 $ 25.60 $ 27.20 $ 20.76 $ 22.70 $ 22.56
TOTAL RETURN(c)
4.98%(d) (4.07)% 33.60% (3.47)% 6.80% 6.68%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 1,652 $ 1,703 $ 2,443 $ 2,770 $ 2,664 $ 2,782
Ratios to Average Net Assets:
Net investment income 1.01%(e) 0.64% 0.78% 1.06% 0.98% 0.87%
Net expenses 1.25%(e) 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (f) 1.71%(e) 1.65% 1.52% 1.51% 1.53% 1.44%
PORTFOLIO TURNOVER RATE 0%(d) 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 25.74 $ 27.38 $ 20.88 $ 22.81 $ 22.66 $ 22.29
INVESTMENT OPERATIONS
Net investment income (a) 0.20 0.31 0.31 0.33 0.33 0.31
Net realized and unrealized gain
(loss)
1.15 (1.26) 6.75 (0.88) 1.19 1.30
Total from Investment Operations
1.35 (0.95) 7.06 (0.55) 1.52 1.61
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.33) (0.28) (0.30) (0.30) (0.30) (0.25)
Net realized gain
(0.44) (0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.77) (0.69) (0.56) (1.38) (1.37) (1.24)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 26.32 $ 25.74 $ 27.38 $ 20.88 $ 22.81 $ 22.66
TOTAL RETURN
5.23%(c) (3.66)% 34.19% (3.00)% 7.24% 7.20%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 120,702 $ 111,723 $ 116,907 $ 88,103 $ 90,958 $ 71,644
Ratios to Average Net Assets:
Net investment income 1.48%(d) 1.11% 1.25% 1.51% 1.43% 1.34%
Net expenses 0.80%(d) 0.80% 0.80% 0.80% 0.80% 0.80%
Gross expenses (e) 1.08%(d) 1.08% 1.09% 1.10% 1.10% 1.10%
PORTFOLIO TURNOVER RATE 0%(c) 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
15
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the Adviser, as defined in Note 4, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
16
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
17
the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2022, the Fund had $23,259,742 at U.S. Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the period ended December 31, 2022 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2023. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
18
be reduced or eliminated at any time. For the period ended December 31, 2022 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2022 , $1,360,565 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended December 31, 2022 , totaled $880,199 and $2,772,942 .
Note 7. Federal Income Tax
As of December 31, 2022 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 247,562 $ 44,952 $ 294,514
Gross Unrealized Appreciation $ 148,767,286
Gross Unrealized Depreciation (5,006,948)
Net Unrealized Appreciation $ 143,760,338
Undistributed Ordinary Income
$ 1,444,982
Undistributed Long-Term Gain
4,447,878
Unrealized Appreciation
132,365,192
Total
$ 138,258,052

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2022
19
Investment Advisory Agreement Approval
At the December 9, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the
Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund outperformed the S&P 500 Index, the
Fund’s primary benchmark index, for the one-year period ended September 30, 2022 and for the period since the Fund’s inception on July 9, 1999, and underperformed the benchmark for the three-, five-, and 10-year periods ended September 30, 2022. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic
Insight”) as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund outperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended September 30, 2022.
The Board noted the Adviser’s representation that the Fund’s three- and five- year underperformance relative to the benchmark index could be attributed, in part, to the Adviser’s approach to asset allocation, which tends to underperform the benchmark index during years of upward trending markets, and to the Fund’s material cash position, which is designed to protect an investor’s capital in all market conditions. The Board noted the Adviser’s representation that the Fund seeks capital appreciation over the long-term and that, in the Adviser’s view, the Fund executed its investment objective without taking on undue risk, as evidenced by the Fund having outperformed its benchmark index since its inception on both a cumulative and average annual basis. Based on the Adviser’s investment style and the foregoing performance information, among other applicable considerations, the Board determined that the
Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2022
20
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee and total expense ratio of the Fund compared to its Strategic Insight peer group. The Board observed that, although the net advisory fee for the Fund was higher than the median of its Strategic Insight peer group, it was within a reasonable range. The Board also observed that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group.
The Board further noted the Adviser’s representation that it had lowered the contractual advisory fee rate in November 2016 and reduced the expense cap of the Investor Share class of shares twice within the last five years. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s belief that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the Adviser. The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the
Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio.  The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s stable asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time but was considering certain reinvestments in the business.  Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2022
21
liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September
15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2022
22
used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,051.28 $ 4.76 0.92%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.57 $ 4.69 0.92%
A Shares
Actual $ 1,000.00 $ 1,049.76 $ 6.46 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.90 $ 6.36 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,052.27 $ 4.14 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-SAR-1222

SEMI-ANNUAL REPORT
(Unaudited)
DECEMBER 31, 2022

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2022
DF Dent Premier Growth Fund
Performance Chart and Analysis 1
Schedule of Investments 2
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
DF Dent Midcap Growth Fund
Performance Chart and Analysis 8
Schedule of Investments 10
Statement of Assets and Liabilities 12
Statement of Operations 13
Statements of Changes in Net Assets 14
Financial Highlights 15
DF Dent Small Cap Growth Fund
Performance Chart and Analysis 18
Schedule of Investments 20
Statement of Assets and Liabilities 22
Statement of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
DF Dent Growth Funds
Notes to Financial Statements 27
Additional Information 33

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.10%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse
Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2023 (the “Expense Cap”). The Expense Cap
may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.
During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year Ten Year
DF Dent Premier Growth Fund -28.05% 9.50% 11.79%
S&P 500® Index -18.11% 9.42% 12.56%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 100.5%
Communication Services - 4.7%
125,040 Alphabet, Inc., Class C
(a)
$ 11,094,799
200 Cable One, Inc. 142,372
11,237,171
Consumer Discretionary - 6.8%
67,180 Amazon.com, Inc.
(a)
5,643,120
82,747 CarMax, Inc.
(a)
5,038,465
21,606 Dollar General Corp. 5,320,477
16,002,062
Financials - 6.8%
2,336 Markel Corp.
(a)
3,077,657
15,337 Moody's Corp. 4,273,195
25,754 S&P Global, Inc.
(a)
8,626,045
15,976,897
Health Care - 21.5%
115,024 Bio-Techne Corp. 9,533,189
39,210 Danaher Corp. 10,407,118
9,038 IDEXX Laboratories, Inc.
(a)
3,687,143
28,677 Illumina, Inc.
(a)
5,798,489
30,475 Intuitive Surgical, Inc.
(a)
8,086,541
1,000 Teleflex, Inc. 249,630
16,052 Thermo Fisher Scientific, Inc. 8,839,676
20,033 Veeva Systems, Inc., Class A
(a)
3,232,926
4,600 West Pharmaceutical Services, Inc. 1,082,610
50,917,322
Industrials - 20.2%
73,421 CoStar Group, Inc.
(a)
5,673,975
136,144 Fastenal Co. 6,442,334
81,851 HEICO Corp., Class A 9,809,842
10,900 Old Dominion Freight Line, Inc. 3,093,202
16,000 SiteOne Landscape Supply, Inc.
(a)
1,877,120
15,292 TransDigm Group, Inc. 9,628,608
20,489 Verisk Analytics, Inc. 3,614,669
38,587 Waste Connections, Inc. 5,115,093
55,000 WillScot Mobile Mini Holdings
Corp.
(a)
2,484,350
47,739,193
Information Technology - 26.8%
30,497 ANSYS, Inc.
(a)
7,367,770
8,747 Atlassian Corp., Class A
(a)
1,125,564
75,545 BlackLine, Inc.
(a)
5,081,912
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
2,454,099
60,000 Guidewire Software, Inc.
(a)
3,753,600
31,762 Mastercard, Inc., Class A 11,044,600
32,190 Microsoft Corp. 7,719,806
95,002 QUALCOMM, Inc. 10,444,520
2,000 Shopify, Inc.
(a)
69,420
Shares Security Description Value
Information Technology - 26.8% (continued)
1,400 Sprout Social, Inc., Class A
(a)
$ 79,044
60,093 Visa, Inc., Class A 12,484,922
23,000 Workiva, Inc.
(a)
1,931,310
63,556,567
Materials - 5.4%
37,886 Ecolab, Inc. 5,514,686
41,211 Vulcan Materials Co. 7,216,459
12,731,145
Real Estate - 8.3%
24,398 American Tower Corp. REIT 5,168,960
115,018 CBRE Group, Inc., Class A
(a)
8,851,785
20,267 SBA Communications Corp. REIT 5,681,043
19,701,788
Total Common Stock (Cost $127,895,280) 237,862,145
Money Market Fund - 0.7%
1,749,579 First American Treasury
Obligations Fund,
Class X, 4.20%
(b)
(Cost $1,749,579) 1,749,579
Investments, at value - 101.2% (Cost
$129,644,859) $ 239,611,724
Other Assets & Liabilities, Net - (1.2)% (2,797,984)
Net Assets - 100.0% $ 236,813,740
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 237,862,145
Level 2 - Other Significant Observable Inputs 1,749,579
Level 3 - Significant Unobservable Inputs –
Total $ 239,611,724

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 4.7%
Consumer Discretionary 6.8%
Financials 6.8%
Health Care 21.5%
Industrials 20.2%
Information Technology 26.8%
Materials 5.4%
Real Estate 8.3%
Money Market Fund 0.7%
Other Assets & Liabilities, Net (1.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2022
ASSETS
Investments, at value (Cost $129,644,859) $ 239,611,724
Receivables:
Fund shares sold 33,320
Dividends 90,182
Prepaid expenses 10,667
Total Assets
239,745,893
LIABILITIES
Payables:
Fund shares redeemed 2,337,037
Accrued Liabilities:
Investment adviser fees 566,828
Fund services fees 11,115
Other expenses 17,173
Total Liabilities
2,932,153
NET ASSETS
$ 236,813,740
COMPONENTS OF NET ASSETS
Paid-in capital $ 115,758,301
Distributable Earnings 121,055,439
NET ASSETS
$ 236,813,740
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 6,670,953
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 35.50

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $4,462) $ 1,107,338
Total Investment Income
1,107,338
EXPENSES
Investment adviser fees 1,366,485
Fund services fees 95,418
Custodian fees 14,467
Registration fees 11,881
Professional fees 23,721
Trustees' fees and expenses 5,317
Other expenses 29,847
Total Expenses 1,547,136
Fees waived
(181,350)
Net Expenses
1,365,786
NET INVESTMENT LOSS
(258,448)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 19,145,518
Net change in unrealized appreciation (depreciation) on investments
(18,461,541)
NET REALIZED AND UNREALIZED GAIN
683,977
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 425,529

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2022
For the Year
Ended
June 30, 2022
OPERATIONS
Net investment loss $ (258,448) $ (2,296,922)
Net realized gain 19,145,518 9,591,538
Net change in unrealized appreciation (depreciation) (18,461,541) (97,488,548)
Increase (Decrease) in Net Assets Resulting from Operations
425,529 (90,193,932)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (30,915,090)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,183,075 25,264,827
Reinvestment of distributions – 29,644,714
Redemption of shares
(45,730,394) (85,788,741)
Redemption fees
– 7
Decrease in Net Assets from Capital Share Transactions
(42,547,319) (30,879,193)
Decrease in Net Assets
(42,121,790) (151,988,215)
NET ASSETS
Beginning of Period
278,935,530 430,923,745
End of Period
$ 236,813,740 $ 278,935,530
SHARE TRANSACTIONS
Sale of shares 87,164 550,556
Reinvestment of distributions – 621,873
Redemption of shares
(1,252,286) (1,990,603)
Decrease in Shares
(1,165,122) (818,174)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Period
$ 35.60 $ 49.79 $ 38.91 $ 35.75 $ 32.13 $ 28.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.27) (0.25) (0.11) (0.16) (0.15)
Net realized and unrealized gain
(loss)
(0.07)(b) (10.28) 12.16 5.88 6.26 6.91
Total from Investment Operations
(0.10) (10.55) 11.91 5.77 6.10 6.76
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.64) (1.03) (2.61) (2.48) (2.85)
Total Distributions to Shareholders
– (3.64) (1.03) (2.61) (2.48) (2.85)
REDEMPTION FEES(a)
– 0.00(c) 0.00(c) – – –
NET ASSET VALUE, End of Period
$ 35.50 $ 35.60 $ 49.79 $ 38.91 $ 35.75 $ 32.13
TOTAL RETURN
(0.28)%(d) (23.05)% 30.96% 16.82% 21.14% 24.97%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 236,814 $ 278,936 $ 430,924 $ 343,711 $ 212,004 $ 173,572
Ratios to Average Net Assets:
Net investment loss (0.19)%(e) (0.58)% (0.57)% (0.30)% (0.51)% (0.50)%
Net expenses 0.99%(e) 0.99% 0.99% 1.00% 1.07% 1.09%
Gross expenses (f) 1.12%(e) 1.10% 1.11% 1.15% 1.20% 1.22%
PORTFOLIO TURNOVER RATE 4%(d) 18% 14% 23% 23% 16%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, Institutional Shares and Institutional Plus Shares are 0.86%, 0.85% and 0.90%,
respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98%, 0.85%, and 0.79% of Investor Shares, Institutional Shares and Institutional Plus Shares, respectively, through
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year Ten Year
DF Dent Midcap Growth Fund - Investor Shares -30.52% 7.32% 11.07%
DF Dent Midcap Growth Fund - Institutional Shares
(1)
-30.51% 7.40% 11.11%
DF Dent Midcap Growth Fund - Institutional Plus Shares
(1)
-30.46% 7.42% 11.12%
Russell Midcap Growth Index -26.72% 7.64% 11.41%
(1)
For Institutional Shares, performance for the ten year period is a blended average annual return, which include the returns of the
Investor Shares prior to the commencement of the Institutional Shares on November 29, 2017. For Institutional Plus Shares,
performance for the five year and ten year periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Plus Shares on December 3, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2022
October 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.4%
Communication Services - 2.1%
17,438 Cable One, Inc. $ 12,413,415
Consumer Discretionary - 5.9%
243,607 CarMax, Inc.
(a)
14,833,230
158,732 Chewy, Inc.
(a)
5,885,782
139,936 Floor & Decor Holdings, Inc.,
Class A
(a)
9,743,744
128,640 Wayfair, Inc., Class A
(a)
4,230,970
34,693,726
Consumer Staples - 1.4%
510,917 Utz Brands, Inc. 8,103,144
Financials - 7.3%
215,583 Goosehead Insurance, Inc.,
Class A
(a)
7,403,120
13,889 Markel Corp.
(a)
18,298,619
61,141 Moody's Corp. 17,035,105
42,736,844
Health Care - 20.9%
266,539 Azenta, Inc.
(a)
15,517,901
227,403 Bio-Techne Corp. 18,847,161
120,368 Edwards Lifesciences Corp.
(a)
8,980,656
101,109 Illumina, Inc.
(a)
20,444,240
75,863 Intuitive Surgical, Inc.
(a)
20,130,247
72,869 Teleflex, Inc. 18,190,288
126,109 Veeva Systems, Inc., Class A
(a)
20,351,470
122,461,963
Industrials - 27.2%
217,064 CoStar Group, Inc.
(a)
16,774,706
379,098 Fastenal Co. 17,938,917
201,972 HEICO Corp., Class A 24,206,344
62,499 Old Dominion Freight Line, Inc. 17,735,966
82,962 SiteOne Landscape Supply, Inc.
(a)
9,733,102
39,135 TransDigm Group, Inc. 24,641,353
59,505 Verisk Analytics, Inc. 10,497,872
165,367 Waste Connections, Inc. 21,921,050
342,000 WillScot Mobile Mini Holdings
Corp.
(a)
15,448,140
158,897,450
Information Technology - 20.7%
92,344 ANSYS, Inc.
(a)
22,309,387
19,522 Appfolio, Inc.
(a)
2,057,228
49,783 Atlassian Corp., Class A
(a)
6,406,076
161,324 BlackLine, Inc.
(a)
10,852,265
73,239 Crowdstrike Holdings, Inc.,
Class A
(a)
7,711,334
147,868 Endava PLC, ADR
(a)
11,311,902
247,496 Guidewire Software, Inc.
(a)
15,483,350
Shares Security Description Value
Information Technology - 20.7% (continued)
202,157 PROS Holdings, Inc.
(a)
$ 4,904,329
131,448 Sprout Social, Inc., Class A
(a)
7,421,554
23,055 Tyler Technologies, Inc.
(a)
7,433,163
203,885 WNS Holdings, Ltd., ADR
(a)
16,308,761
108,547 Workiva, Inc.
(a)
9,114,692
121,314,041
Materials - 7.2%
164,935 Ecolab, Inc. 24,007,939
104,690 Vulcan Materials Co. 18,332,266
42,340,205
Real Estate - 6.7%
352,679 CBRE Group, Inc., Class A
(a)
27,142,176
41,728 SBA Communications Corp. REIT 11,696,776
38,838,952
Total Common Stock (Cost $581,017,187) 581,799,740
Money Market Fund - 0.9%
5,534,854 First American Treasury
Obligations Fund,
Class X, 4.20%
(b)
(Cost $5,534,854) 5,534,854
Investments, at value - 100.3% (Cost
$586,552,041) $ 587,334,594
Other Assets & Liabilities, Net - (0.3)% (1,793,060)
Net Assets - 100.0% $ 585,541,534
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2022.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 581,799,740
Level 2 - Other Significant Observable Inputs 5,534,854
Level 3 - Significant Unobservable Inputs –
Total $ 587,334,594
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 2.1%
Consumer Discretionary 5.9%
Consumer Staples 1.4%
Financials 7.3%
Health Care 20.9%
Industrials 27.2%
Information Technology 20.7%
Materials 7.2%
Real Estate 6.7%
Money Market Fund 0.9%
Other Assets & Liabilities, Net (0.3)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2022
ASSETS
Investments, at value (Cost $586,552,041) $ 587,334,594
Receivables:
Fund shares sold 482,885
Investment securities sold 1,800,808
Dividends 154,508
Prepaid expenses 29,494
Total Assets
589,802,289
LIABILITIES
Payables:
Fund shares redeemed 3,100,477
Accrued Liabilities:
Investment adviser fees 1,095,121
Fund services fees 23,862
Other expenses 41,295
Total Liabilities
4,260,755
NET ASSETS
$ 585,541,534
COMPONENTS OF NET ASSETS
Paid-in capital $ 641,044,010
Accumulated loss (55,502,476)
NET ASSETS
$ 585,541,534
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,934,390
Institutional Shares 8,080,570
Institutional Plus Shares 7,660,346
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $159,796,100) $ 26.93
Institutional Shares (based on net assets of $218,482,653) $ 27.04
Institutional Plus Shares (based on net assets of $207,262,781) $ 27.06

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $12,545) $ 1,929,998
Total Investment Income
1,929,998
EXPENSES
Investment adviser fees 2,367,853
Fund services fees 205,286
Transfer agent fees:
Investor Shares 8,693
Institutional Shares 3,906
Institutional Plus Shares 1,791
Custodian fees 32,070
Registration fees:
Investor Shares 10,269
Institutional Shares 11,879
Institutional Plus Shares 9,495
Professional fees 38,289
Trustees' fees and expenses 9,169
Other expenses 66,523
Total Expenses 2,765,223
Fees waived
(139,900)
Net Expenses
2,625,323
NET INVESTMENT LOSS
(695,325)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (20,905,100)
Net change in unrealized appreciation (depreciation) on investments
21,617,610
NET REALIZED AND UNREALIZED GAIN
712,510
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 17,185

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2022
For the Year
Ended
June 30, 2022
OPERATIONS
Net investment loss $ (695,325) $ (4,260,785)
Net realized loss (20,905,100) (11,874,285)
Net change in unrealized appreciation (depreciation) 21,617,610 (224,769,249)
Increase (Decrease) in Net Assets Resulting from Operations
17,185 (240,904,319)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (8,517,130)
Institutional Shares – (13,369,399)
Institutional Plus Shares – (3,284,208)
Total Distributions Paid
– (25,170,737)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,383,766 36,926,288
Institutional Shares 11,830,280 244,230,235
Institutional Plus Shares 26,664,419 308,942,753
Reinvestment of distributions:
Investor Shares – 8,470,762
Institutional Shares – 13,087,522
Institutional Plus Shares – 3,284,208
Redemption of shares:
Investor Shares
(29,355,807) (84,885,729)
Institutional Shares
(24,656,160) (311,740,340)
Institutional Plus Shares
(29,222,722) (40,190,604)
Redemption fees:
Investor Shares
– 79
Increase (Decrease) in Net Assets from Capital Share Transactions
(40,356,224) 178,125,174
Decrease in Net Assets
(40,339,039) (87,949,882)
NET ASSETS
Beginning of Period
625,880,573 713,830,455
End of Period
$ 585,541,534 $ 625,880,573
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 156,519 1,010,055
Institutional Shares 427,090 6,370,790
Institutional Plus Shares 973,635 8,911,558
Reinvestment of distributions:
Investor Shares – 225,766
Institutional Shares – 347,518
Institutional Plus Shares – 87,184
Redemption of shares:
Investor Shares
(1,068,890) (2,475,871)
Institutional Shares
(879,308) (8,841,482)
Institutional Plus Shares
(1,064,012) (1,248,019)
Increase (Decrease) in Shares
(1,454,966) 4,387,499

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
December 31,
2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 26.98 $ 38.01 $ 29.48 $ 25.83 $ 22.21 $ 18.08
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.20) (0.18) (0.08) (0.11) (0.11)
Net realized and unrealized
gain (loss)
(0.02)(b) (9.75) 8.81 3.93 4.41 4.30
Total from Investment Operations
(0.05) (9.95) 8.63 3.85 4.30 4.19
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08) (0.11) (0.24) (0.69) (0.06)
Total Distributions to
Shareholders
– (1.08) (0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(a)
– 0.00(c) 0.01 0.04 0.01 0.00(c)
NET ASSET VALUE, End of Period
$ 26.93 $ 26.98 $ 38.01 $ 29.48 $ 25.83 $ 22.21
TOTAL RETURN
(0.19)%(d) (26.97)% 29.33% 15.14% 20.27% 23.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 159,796 $ 184,717 $ 307,341 $ 243,855 $ 58,367 $ 19,993
Ratios to Average Net Assets:
Net investment loss (0.25)%(e) (0.55)% (0.54)% (0.28)% (0.46)% (0.52)%
Net expenses 0.86%(e) 0.85% 0.89% 0.98%(f) 0.98% 1.01%
Gross expenses (g) 0.88%(e) 0.86% 0.91% 1.01% 1.13% 1.40%
PORTFOLIO TURNOVER RATE 13%(d) 35% 30% 31% 29% 32%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
December 31,
2022
For the Years Ended June 30,
November 29,
2017 (a)
Through
June 30, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 27.09 $ 38.15 $ 29.57 $ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.03) (0.19) (0.17) (0.04) (0.08) (0.05)
Net realized and unrealized gain
(loss)
(0.02)(c) (9.79) 8.86 3.97 4.43 1.77
Total from Investment Operations
(0.05) (9.98) 8.69 3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08) (0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
– (1.08) (0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(b)
– – 0.00(d) 0.00(d) 0.00(d) 0.00(d)
NET ASSET VALUE, End of Period
$ 27.04 $ 27.09 $ 38.15 $ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
(0.18)%(e) (26.95)% 29.41% 15.26% 20.45% 8.40%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 218,483 $ 231,134 $ 406,489 $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.24)%(f) (0.53)% (0.50)% (0.15)% (0.33)% (0.36)%(f)
Net expenses 0.85%(f) 0.83% 0.85% 0.85% 0.85% 0.85%(f)
Gross expenses (g) 0.88%(f) 0.85% 0.86% 0.94% 1.11% 1.27%(f)
PORTFOLIO TURNOVER RATE 13%(e) 35% 30% 31% 29% 32%(e)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2022
November 1, 2021 (a)
Through
June 30, 2022
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.02) (0.08)
Net realized and unrealized loss
(0.02) (10.21)
Total from Investment Operations
(0.04) –
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.08)
Total Distributions to Shareholders
– (1.08)
NET ASSET VALUE, End of Period
$ 27.06 $ 27.10
TOTAL RETURN
(0.15)%(c) (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 207,263 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.18)%(d) (0.44)%(d)
Net expenses 0.79%(d) 0.79%(d)
Gross expenses (e) 0.87%(d) 0.90%(d)
PORTFOLIO TURNOVER RATE 13%(c) 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 1.23% and 1.09%, respectively. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05%
and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2023 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed
Average Annual Total Returns
Periods Ended December 31, 2022 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund - Investor Shares -30.31% 7.63% 8.47%
DF Dent Small Cap Growth Fund - Institutional Shares
(2)
-30.26% 7.73% 8.52%
Russell 2000 Growth Index -26.36% 3.51% 6.61%
(1)
Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2)
Performance for the since inception period is a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2022
the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.
During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.0%
Communication Services - 1.7%
1,898 Cable One, Inc. $ 1,351,110
Consumer Discretionary - 7.7%
15,900 Bright Horizons Family Solutions,
Inc.
(a)
1,003,290
27,993 CarMax, Inc.
(a)
1,704,494
32,913 Chewy, Inc.
(a)
1,220,414
24,676 Floor & Decor Holdings, Inc.,
Class A
(a)
1,718,190
15,855 Wayfair, Inc., Class A
(a)
521,471
6,167,859
Consumer Staples - 4.6%
131,600 Utz Brands, Inc. 2,087,176
9,806 WD-40 Co. 1,580,825
3,668,001
Financials - 9.0%
43,273 Goosehead Insurance, Inc.,
Class A
(a)
1,485,995
38,313 Hamilton Lane, Inc., Class A 2,447,434
6,549 Kinsale Capital Group, Inc. 1,712,695
32,414 Trupanion, Inc.
(a)
1,540,637
7,186,761
Health Care - 22.0%
110,979 Abcam PLC, ADR
(a)
1,726,833
3,172 Atrion Corp. 1,774,575
18,922 Azenta, Inc.
(a)
1,101,639
23,178 Bio-Techne Corp. 1,920,993
24,556 CryoPort, Inc.
(a)
426,047
32,384 HealthEquity, Inc.
(a)
1,996,150
28,922 LeMaitre Vascular, Inc. 1,330,990
11,674 Medpace Holdings, Inc.
(a)
2,479,674
7,198 Mesa Laboratories, Inc. 1,196,380
25,860 OrthoPediatrics Corp.
(a)
1,027,418
20,316 Progyny, Inc.
(a)
632,843
11,179 Repligen Corp.
(a)
1,892,716
17,506,258
Industrials - 22.7%
83,415 Douglas Dynamics, Inc. 3,016,286
24,127 Exponent, Inc. 2,390,744
28,757 HEICO Corp., Class A 3,446,526
20,890 John Bean Technologies Corp. 1,907,884
6,863 Kadant, Inc. 1,219,075
8,312 Simpson Manufacturing Co., Inc. 736,942
18,637 SiteOne Landscape Supply, Inc.
(a)
2,186,493
20,475 Trex Co., Inc.
(a)
866,707
51,186 WillScot Mobile Mini Holdings
Corp.
(a)
2,312,072
18,082,729
Shares Security Description Value
Information Technology - 29.3%
25,186 Alarm.com Holdings, Inc.
(a)
$ 1,246,203
11,424 Appfolio, Inc.
(a)
1,203,861
25,865 BlackLine, Inc.
(a)
1,739,939
25,715 Endava PLC, ADR
(a)
1,967,198
13,232 Envestnet, Inc.
(a)
816,414
40,451 EVERTEC, Inc. 1,309,803
28,363 Guidewire Software, Inc.
(a)
1,774,389
13,997 Manhattan Associates, Inc.
(a)
1,699,236
18,093 Novanta, Inc.
(a)
2,458,296
22,683 Procore Technologies, Inc.
(a)
1,070,184
46,515 PROS Holdings, Inc.
(a)
1,128,454
24,536 Sprout Social, Inc., Class A
(a)
1,385,303
19,536 The Descartes Systems Group,
Inc.
(a)
1,360,682
26,654 WNS Holdings, Ltd., ADR
(a)
2,132,054
23,997 Workiva, Inc.
(a)
2,015,028
23,307,044
Materials - 1.0%
85,463 Perimeter Solutions SA
(a)
781,132
Total Common Stock (Cost $79,494,663) 78,050,894
Money Market Fund - 1.4%
1,138,855 First American Treasury
Obligations Fund,
Class X, 4.20%
(b)
(Cost $1,138,855) 1,138,855
Investments, at value - 99.4% (Cost
$80,633,518) $ 79,189,749
Other Assets & Liabilities, Net - 0.6% 505,872
Net Assets - 100.0% $ 79,695,621
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2022.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 78,050,894
Level 2 - Other Significant Observable Inputs 1,138,855
Level 3 - Significant Unobservable Inputs –
Total $ 79,189,749
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 1.7%
Consumer Discretionary 7.7%
Consumer Staples 4.6%
Financials 9.0%
Health Care 22.0%
Industrials 22.7%
Information Technology 29.3%
Materials 1.0%
Money Market Fund 1.4%
Other Assets & Liabilities, Net 0.6%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2022
ASSETS
Investments, at value (Cost $80,633,518) $ 79,189,749
Receivables:
Fund shares sold 57,221
Investment securities sold 792,179
Dividends 31,651
Prepaid expenses 21,119
Total Assets
80,091,919
LIABILITIES
Payables:
Investment securities purchased 227,940
Fund shares redeemed 317
Accrued Liabilities:
Investment adviser fees 144,168
Trustees’ fees and expenses 73
Fund services fees 8,272
Other expenses 15,528
Total Liabilities
396,298
NET ASSETS
$ 79,695,621
COMPONENTS OF NET ASSETS
Paid-in capital $ 90,053,042
Accumulated loss (10,357,421)
NET ASSETS
$ 79,695,621
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 902,359
Institutional Shares 3,473,763
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $16,368,375) $ 18.14
Institutional Shares (based on net assets of $63,327,246) $ 18.23

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,211) $ 202,183
Total Investment Income
202,183
EXPENSES
Investment adviser fees 356,680
Fund services fees 39,241
Transfer agent fees:
Investor Shares 11,784
Institutional Shares 9,616
Custodian fees 4,607
Registration fees:
Investor Shares 8,705
Institutional Shares 9,543
Professional fees 16,696
Trustees' fees and expenses 3,359
Other expenses 26,938
Total Expenses 487,169
Fees waived and expenses waived
(80,493)
Net Expenses
406,676
NET INVESTMENT LOSS
(204,493)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (2,508,081)
Net change in unrealized appreciation (depreciation) on investments
2,461,704
NET REALIZED AND UNREALIZED LOSS
(46,377)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (250,870)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2022
For the Year
Ended
June 30, 2022
OPERATIONS
Net investment loss $ (204,493) $ (558,800)
Net realized loss (2,508,081) (5,102,754)
Net change in unrealized appreciation (depreciation) 2,461,704 (22,254,796)
Decrease in Net Assets Resulting from Operations
(250,870) (27,916,350)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (672,430)
Institutional Shares – (1,948,221)
Total Distributions Paid
– (2,620,651)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,859,446 4,617,488
Institutional Shares 10,999,904 52,851,758
Reinvestment of distributions:
Investor Shares – 643,382
Institutional Shares – 1,681,845
Redemption of shares:
Investor Shares
(3,620,999) (9,406,759)
Institutional Shares
(8,244,132) (22,968,443)
Redemption fees:
Investor Shares
– 6,744
Increase in Net Assets from Capital Share Transactions
994,219 27,426,015
Increase (Decrease) in Net Assets
743,349 (3,110,986)
NET ASSETS
Beginning of Period
78,952,272 82,063,258
End of Period
$ 79,695,621 $ 78,952,272
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 99,388 200,159
Institutional Shares 582,872 2,218,989
Reinvestment of distributions:
Investor Shares – 25,818
Institutional Shares – 67,220
Redemption of shares:
Investor Shares
(192,293) (412,287)
Institutional Shares
(438,981) (1,057,613)
Increase in Shares
50,986 1,042,286

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2022
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning
of Period
$ 18.19 $ 24.94 $ 18.38 $ 17.10 $ 15.97 $ 13.29
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.15) (0.13) (0.09) (0.07) (0.06)
Net realized and unrealized
gain (loss)
0.00(b) (6.01) 7.16 1.63 2.19 2.74
Total from Investment
Operations
(0.05) (6.16) 7.03 1.54 2.12 2.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.60) (0.48) (0.26) (0.99) –
Total Distributions to
Shareholders
– (0.60) (0.48) (0.26) (0.99) –
REDEMPTION FEES(a)
– 0.01 0.01 0.00(b) – –
NET ASSET VALUE, End of
Period
$ 18.14 $ 18.19 $ 24.94 $ 18.38 $ 17.10 $ 15.97
TOTAL RETURN
(0.28)%(c) (25.32)% 38.60% 9.08% 15.01% 20.17%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 16,368 $ 18,105 $ 29,472 $ 8,394 $ 6,757 $ 5,734
Ratios to Average Net Assets:
Net investment loss (0.57)%(d) (0.64)% (0.58)% (0.50)% (0.43)% (0.43)%
Net expenses 1.05%(d) 1.05% 1.05% 1.05% 1.05% 1.10%
Gross expenses (e) 1.31%(d) 1.23% 1.30% 1.66% 2.30% 3.12%
PORTFOLIO TURNOVER RATE 26%(c) 46% 34% 38% 44% 40%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2022
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE,
Beginning of Period
$ 18.27 $ 25.03 $ 18.42 $ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (b) (0.04) (0.12) (0.11) (0.07) (0.05) (0.02)
Net realized and
unrealized gain (loss)
0.00(c) (6.04) 7.20 1.62 2.20 1.95
Total from Investment
Operations
(0.04) (6.16) 7.09 1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.60) (0.48) (0.26) (0.99) –
Total Distributions to
Shareholders
– (0.60) (0.48) (0.26) (0.99) –
REDEMPTION FEES(b)
– – 0.00(c) 0.00(c) – –
NET ASSET VALUE, End of
Period
$ 18.23 $ 18.27 $ 25.03 $ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
(0.22)%(d) (25.27)% 38.79% 9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 63,327 $ 60,847 $ 52,591 $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net
Assets:
Net investment loss (0.46)%(e) (0.52)% (0.49)% (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95%(e) 0.95% 0.95% 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.12%(e) 1.09% 1.18% 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER
RATE 26%(d) 46% 34% 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has
designated the Adviser, as defined in Note 3, as each Fund's valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2022, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial
Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
does not receive compensation from the Funds for its distribution services. The Adviser compensates the
Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2023. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares, and Institutional Plus Shares to 0.98%, 0.85%, and 0.79%, respectively, through
October 31, 2023, for DF Dent Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2023, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
December 31, 2022 , fees waived and expenses reimbursed were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Fees Expenses
Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
DF Dent Premier Growth Fund $ 159,890 $ - $ 21,460 $ 181,350
DF Dent Midcap Growth Fund 81,046 - 58,854 139,900
DF Dent Small Cap Growth Fund - 67,817 12,676 80,493

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of ( i ) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of December 31, 2022 , $1,122,143, $206,102 and $353,649 are
subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and
DF Dent Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2022 , were as follows:
Note 6. Federal Income Tax
As of December 31, 2022 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
As of June 30, 2022 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the prior year late-year ordinary loss was $ 925,242, $1,830,077 and $222,034 for the DF
Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2022 through June 30, 2022 ). The prior year post-October capital loss was $6,774,664, $18,455,809, and $2,756,169 for the DF Dent Premier Growth Fund, DF Dent Midcap Growth
Fund, and DF Dent Small Cap Growth Fund, respectively, (realized during the period November 1, 2021 through
Purchases Sales
DF Dent Premier Growth Fund $ 11,675,768 $ 54,473,430
DF Dent Midcap Growth Fund 80,543,080 120,215,540
DF Dent Small Cap Growth Fund 20,712,192 20,616,710
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
DF Dent Premier Growth Fund $ 116,328,634 $ (6,361,769) $ 109,966,865
DF Dent Midcap Growth Fund 89,670,827 (88,888,274) 782,553
DF Dent Small Cap Growth Fund 8,244,574 (9,688,343) (1,443,769)
Capital and Other
Losses
Unrealized
Appreciation
(Depreciation) Total
DF Dent Premier Growth Fund $ (7,699,906) $ 128,329,816 $ 120,629,910
DF Dent Midcap Growth Fund (20,285,886) (35,233,775) (55,519,661)
DF Dent Small Cap Growth Fund (2,978,203) (7,128,348) (10,106,551)

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022
June 30, 2022 ). These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, July 1, 2022 .
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2022
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a
“highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”;
and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2022
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2022
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 997.20 $ 4.98 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 998.13 $ 4.33 0.86%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
Institutional Shares
Actual $ 1,000.00 $ 998.15 $ 4.28 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Institutional Plus Shares
Actual $ 1,000.00 $ 998.51 $ 3.98 0.79%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.22 $ 4.02 0.79%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 997.25 $ 5.29 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.91 $ 5.35 1.05%
Institutional Shares
Actual $ 1,000.00 $ 997.82 $ 4.78 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.42 $ 4.84 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-SAR-1222
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 14, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 14, 2023